Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities

	December 31,	December 31,
	2014	2013
Compensation and benefits	$360,515	$499,500
Deferred rent	10,877	37,463
Professional fees	254,807	134,179
Repayment of advertising agreement advance	329,165	-
Other accrued expenses	107,472	-
Total accrued expenses and other current liabilities	$1,062,836	$671,142